Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events

15. Subsequent Events

In January 2011, we redeemed the remaining $231,255 aggregate principal amount outstanding of the 7 3/4% Notes at a redemption price of $1,000 for each one thousand dollars of principal amount of notes redeemed, plus accrued and unpaid interest. We will record a gain to other expense (income), net of approximately $800 in the first quarter of 2011 related to the early extinguishment of the 7 3/4% Notes being redeemed. This gain consists of original issue premiums, net of deferred financing costs related to the 7 3/4% Notes that were redeemed.

           In January 2011, we acquired the remaining 80% interest of our joint venture in Poland (Iron Mountain Poland Holdings Limited) in a stock transaction for an estimated purchase price of $69,500, including an initial cash purchase price of $35,000. As a result, we now own 100% of our Polish operations, which provide storage and records management services. The terms of the purchase and sale agreement requires a second payment based upon the audited financial results of the joint venture for the period April 1, 2010 through March 31, 2011. This payment is based upon a formula defined in the purchase and sale agreement and is expected to be paid in the second quarter of 2011. Our current estimate of the second payment is approximately $32,000. Additionally, the purchase and sale agreement provides for the payment of up to a maximum of $2,500 of contingent consideration to be paid in July 2012 based upon meeting certain performance criteria. The carrying value of the 20% interest that we owned and accounted for under the equity method of accounting amounted to approximately $5,500 as of December 31, 2010. We will calculate the fair value of such interest on the date of the acquisition of the additional 80% interest and will record a gain during the first quarter of 2011 to other (income) expense, net included in the consolidated statement of operations. One of the members of our board of directors and several of his family members hold an indirect equity interest in one of the shareholders that will receive proceeds in connection with this transaction. As a result of this equity interest, our board member together with several of his family members will receive approximately 24% of the purchase price that we pay in connection with this transaction.

In September 2011, as a result of certain changes we made in the manner in which our European operations will be managed, we reorganized our reporting structure and reassigned goodwill among the revised reporting units.  Previously, we tested goodwill impairment at the European level on a combined basis.  As a result of the management and reporting changes, we concluded that we have three reporting units for our European operations, consisting of (1) the United Kingdom, Ireland and Norway, (2) Belgium, France, Germany, Italy, Luxembourg, Netherlands and Spain (“Western Europe”) and (3) the remaining countries in Europe.  Due to these changes, we will perform all future goodwill impairment analysis on the new reporting unit basis.  As a result of the restructuring of our reporting units, we concluded that we had an interim triggering event and a requirement to assess these reporting units for impairment.  We believe that our Western Europe reporting unit may have an impairment and we have initiated a review of all long-lived assets in this group.  Total long-lived assets of the Western Europe reporting unit are $310,000, including approximately $111,000 of allocated goodwill, as of July 31, 2011.  In conjunction with our third quarter 2011 filing on Form 10-Q, we expect to record our preliminary estimate of any impairment charges based on work completed through the time of our filing.  We anticipate finalizing any change to the estimated impairment charge, if any, in the fourth quarter of 2011, which will be included in our 2011 annual report on Form 10-K.

We have evaluated subsequent events through the date our financial statements were issued.